Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions

	Security Incidents $m	Litigation $m	Insurance reserves $m	Total $m
At 1 January 2017 and 31 December 2017	5	3	—	8
Reclassification from other trade and other payables	—	—	25	25
(Released)/provided	(2)	(1)	7	4
Utilised	(3)	—	(7)	(10)

At 31 December 2018	0	2	25	27

Summary of Provisions Analysed as Current and Non-Current

	2018 $m	2017 $m
Analysed as:
Current	10	3
Non-current	17	5

	27	8